VC ADVISORS (Details)	May. 19, 2015 shares
VC ADVISORS
Issue 3-year warrants to VC	250,000
Each exercisable for purchase of one share of common stock at an exercise price equal to average 10 trading day	102.00%
Issue additional warrants to VC	1,500,000
Financing not less than during the term or within twelve months thereafter	5,000,000